Financial Instruments and Risk Management (Details) - Schedule of Financial Instruments - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets measured at depreciated cost
Cash and cash equivalents	₪ 17,112	₪ 19,240
Short-term bank deposits		10,070
Trade receivables, net	2,105	1,097
Other current assets	855	594
Restricted deposits	211	201
Total	20,283	31,202
Financial liabilities measured at depreciated cost
Leasing liability (including current maturity)	1,332	649
Trade payables	4,303	1,956
Other current liabilities	2,042	2,872
Liability in respect of government grants (including current maturity)	1,327	1,254
Promissory notes, net	7,109
Total	16,143	6,082
Financial liabilities measured at fair value
Derivative warrants liability	₪ 274	₪ 1,151